Annual Total Returns (Bar Chart) (Invesco V.I. Money Market Fund, Series I shares, Invesco V.I. Money Market Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Money Market Fund | Series I shares, Invesco V.I. Money Market Fund
Annual Total Returns
'01	3.61%
'02	1.19%
'03	0.58%
'04	0.69%
'05	2.51%
'06	4.27%
'07	4.54%
'08	2.04%
'09	0.11%
'10	0.18%